SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Capital
	Authorized		Issued and outstanding
	December 31,		December 31,
	2011	2012	2011	2012

Shares of NIS 0.04 par value:

Ordinary shares	126,158,750	200,000,000	19,565,000	34,365,250

Preferred shares	7,141,250	-	7,141,250	-

Summary of Stock Option Activity
	2012
	Number of options	Weighted average exercise price	Aggregate intrinsic value
Outstanding - beginning of the year	-	$-	$-
Granted	1,545,200	$11.13	$-
Exercised	-	$-	$-
Forfeited	-	$-	$-
Outstanding - end of the year	1,545,200	$11.13	$7,516,949
Options exercisable at the end of the year	229,102	$11.00	$1,143,217
Vested and expected to vest	1,545,200	$11.13	$7,516,949

Schedule of Options Outstanding
	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$11.00	1,505,200	6.22	$11.00	229,102	6.22	$11.00
$15.84	40,000	6.85	$15.84	-	6.85	$15.84
	1,545,200	6.24	$11.13	229,102	6.22	$11.00

Schedule of Compensation Expenses
Year ended December 31,
2012

Cost of revenues	$185
Research and development expenses	106
Selling and marketing expenses	469
General and administrative expenses	2,900

Total	$3,660